united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2018

Quantified Managed Income Fund

Investor Class Shares QBDSX

Advisor Class Shares QBDAX

Quantified All-Cap Equity Fund

Investor Class Shares QACFX

Advisor Class Shares QACAX

Quantified Market Leaders Fund

Investor Class Shares QMLFX

Advisor Class Shares QMLAX

Quantified Alternative Investment Fund

Investor Class Shares QALTX

Advisor Class Shares QALAX

Quantified STF Fund

Investor Class Share QSTFX

Advisor Class Shares QSTAX

1-855-64-QUANT (1-855-647-8268)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.advisorspreferred.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

February 6, 2019

Dear Shareholders:

This Semi-annual Report for the Quantified Funds covers the period from July 1, 2018 - December 31, 2018. The third quarter of 2018 saw strong performance from U.S. equities, while the fixed income markets performed less well. Conversely, during the fourth quarter, domestic equities were weak, and safe haven assets, such as gold, and long-term Treasury’s improved markedly. These market trends were reflected in the performance of the Quantified Funds, a series of actively managed Funds, sub-advised by Flexible Plan Investments, Ltd. The Funds employ dynamic, risk-managed strategies to continuously adjust to market changes.

The Quantified All-Cap Equity Fund declined by -11.57% in the Investor class shares and by -11.88% in the Advisor class shares for the six months, compared with a pull-back of -6.85% for the S&P 500 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. It uses futures in its portfolio as substitutes for stocks or to hedge equity risk. Futures did not materially affect performance. During the first half of the period, the Fund rose 7.02%; however, in the second half of the period, amid a sharp market sell-off, the Fund fell -17.50%, while the S&P fell -13.50%. The major contributor to the Fund’s underperformance was from allocations to the sub-advisor’s factor-trading models, as factor favorability quickly shifted at the beginning of the fourth quarter. The Fund re-allocated from primarily growth stocks to primarily value stocks. Additionally, equal weighting among small-, mid-, and large-cap stocks led to underperformance versus the S&P Total Return Index as larger cap issues best maintained their value during the fourth quarter.

The Quantified Alternative Investment Fund was down -3.21% in the Investor class shares and -3.62% in the Advisor class shares for the period, versus a decline of -6.85% for the S&P 500 Total Return Index and a loss of -5.92% for the HFRX Global Hedge Fund Index. The Fund was up +2.43% during the third quarter of 2018 due to positive performance in its Industrials and Technology positions, as well as to its long futures positions in the NASDAQ 100 E-mini contracts. It fell by -5.61% in the fourth quarter of 2018, while the HFRX Global Hedge Fund Index fell by -5.56%, and the S&P 500 Total Return fell by -13.52%. The Fund’s rotational trades outperformed the benchmark on average, with Consumer Services Exposure performing the best, up 0.13%, and Energy Exposure performing the worst, down 10.69%.

The Quantified Managed Income Fund was off -0.56% for the period in the Investor class shares and -0.85% in the Advisor class shares, compared with a gain of 1.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s investment objective is to seek high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk. The dividend-paying stock holdings and high-yield strategy portion of the Fund underperformed the benchmark during this period. The remainder of the Fund was in fixed-income ETF holdings, which included static core and actively managed components. Both declined; however, the actively managed portion outperformed the buy-and-hold positions for the fourth quarter. The actively traded ultra-bond futures hedge, which represents 12% of the Fund’s total exposure, was up approximately 4.8%, elevating Fund performance.

The Quantified Market Leaders Fund declined -16.38% for the period in the Investor class shares and -16.69% in the Advisor class shares, versus a negative return of -8.38% for the Wilshire 5000 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. The Fund gained 6.48% in the third quarter of 2018. It was fully leveraged through total return swaps during the quarter, which contributed to the underperformance. The Fund began reducing its exposure to the equity markets on October 8th; however, it experienced a whipsaw event, increasing exposure back to fully leveraged by December 3rd, as equity markets took a breather from the prior sell-off. The Fund moved to a nearly neutral position on December 18th, after the quarter’s sell-off continued, remaining there for the rest of the year. It ended the fourth quarter down -21.63%. 2018 was a challenging one for trend-following strategies, with the Fund poised to take advantage of extended bear or bull markets.

4841-0572-0687.1

The Quantified STF Fund was off -5.36% for the period in the Investor class shares and -5.62% in the Advisor class shares, compared with a loss of -9.59% for the NASDAQ 100 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. Investments are based solely on the price movements of the NASDAQ 100 Index. After rising 16.32% while maintaining a fully leveraged position, through E-mini Nasdaq 100 futures, during the third quarter of 2018, the Fund reduced exposure once market volatility materialized in the fourth quarter. The Fund was neutral to the market from November 23rd until December 17th, at which point it moved to a net inverse position, profiting from the market’s continued fall and gaining back some losses from the beginning of the quarter. Whipsaw-type events such as these that occurred in the fourth quarter of 2018 can be among the most challenging for the Fund, while sustained bull and bear markets tend to work well with the Fund’s strategy.

Thank you as always for your trust in us. If at any time you would like further information about the Funds or Flexible Plan’s investment approach, please go to the website of Flexible Plan, the Sub-adviser, at www.flexibleplan.com/market_hotline.

Jerry Wagner	Catherine Ayers-Rigsby

Flexible Plan Investments, Ltd.	Advisors Preferred, LLC

Sub-adviser	Adviser

4841-0572-0687.1

Quantified Managed Income Fund
Portfolio Review (Unaudited)
December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Years	Five Years	March 18, 2016	August 9, 2013
Quantified Managed Income Fund - Investor Class	(0.56)%	(3.16)%	2.54%	1.22%	N/A	1.10%
Quantified Managed Income Fund - Advisor Class	(0.85)%	(3.75)%	N/A	N/A	1.44%	N/A
Bloomberg Barclays Aggregate Bond Index **	1.65%	0.01%	2.06%	2.52%	1.34%	2.36%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2018, was 1.78% for Investor Class and 2.38% for Advisor Class shares. For performance information current to the most recent month-end or a Prospectus or Summuary Prospectus, please call 1-855-647-8268.

**	Bloomberg Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses. This index is also known as Bloomberg Barclays U.S. Aggregate Bond Index.

Portfolio holdings by types of investments as of December 31, 2018 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange Traded Funds:
Debt Funds	62.7%
Equity Funds	5.0%
Common Stocks	20.5%
Money Market Funds	11.2%
Other Assets Less Liabilities	0.6%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCKS - 20.5%
	CHEMICALS - 2.1%
24,273	A Schulman, Inc. - CVR *	$25,487
6,357	Air Products & Chemicals, Inc.	1,017,438
		1,042,925
	CONSUMER SERVICES - 2.1%
25,927	Service Corp. International	1,043,821

	ENVIRONMENTAL CONTROL - 2.1%
11,712	Waste Management, Inc.	1,042,251

	INSURANCE - 2.1%
22,588	Aflac, Inc.	1,029,109

	REIT - 10.0%
58,179	Apollo Commercial Real Estate Finance, Inc.	969,262
48,328	ARMOUR Residential REIT, Inc.	990,724
71,134	Invesco Mortgage Capital, Inc.	1,030,020
171,301	New York Mortgage Trust, Inc.	1,008,963
5,885	Simon Property Group, Inc.	988,621
		4,987,590
	RETAIL - 2.1%
23,242	The TJX Companies, Inc.	1,039,847

	TOTAL COMMON STOCKS (Cost - $10,711,518)	10,185,543

	EXCHANGE TRADED FUNDS - 67.7%
	DEBT FUNDS - 62.7%
11,789	Invesco Emerging Markets Sovereign Debt ETF	311,465
39,014	iShares 7-10 Year Treasury Bond ETF	4,065,259
9,428	iShares Core U.S. Aggregate Bond ETF	1,003,988
70,740	iShares MBS ETF	7,402,941
30,151	JPMorgan Global Bond Opportunities ETF	1,426,444
10,128	PIMCO 0-5 Year High Yield Corporate Bond Index	963,375
20,993	SPDR Doubleline Total Return Tactical ETF	994,438
141,882	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	6,827,362
100,510	Vaneck Vecors AMT - Free Intermediate Municipal Index ETF	4,771,210
29,902	Vanguard Intermediate-Term Bond ETF	2,430,733
12,660	Vanguard Total Bond Market ETF	1,002,799
		31,200,014
	EQUITY FUNDS - 5.0%
65,666	Arrow Dow Jones Global Yield ETF	989,468
49,296	SPDR SSgA Income Allocation ETF	1,508,951
		2,498,419

	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,759,685)	33,698,433

	SHORT-TERM INVESTMENTS - 11.2%
	MONEY MARKET FUNDS - 11.2%
2,800,527	Fidelity Investments Money Market Funds - Government Portfolio - Class I 2.25% (a)	2,800,527
2,800,528	First American Government Obligations Fund - Class Z 2.32% (a)	2,800,528
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,601,055)	5,601,055

	TOTAL INVESTMENTS - 99.4% (Cost - $50,072,258)	$49,485,031
	OTHER ASSETS LESS LIABILITIES - 0.6%	301,928
	NET ASSETS - 100.0%	$49,786,959

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

*	Non-Income producing investment.

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2018	Appreciation
20	Ultra U.S. Treasury T-Bonds	March-19	$3,213,125	$79,516

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
Portfolio Review (Unaudited)
December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Years	Five Years	March 18, 2016	August 9, 2013
Quantified All-Cap Equity Fund - Investor Class	(11.57)%	(11.15)%	5.37%	2.52%	N/A	3.20%
Quantified All-Cap Equity Fund - Advisor Class	(11.88)%	(11.63)%	N/A	N/A	6.01%	N/A
S&P 500 Total Return Index **	(6.85)%	(4.38)%	9.26%	8.49%	9.68%	9.81%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2018, was 1.55% for Investor Class and 2.15% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2018 are as follows:

Holdings by Sector ^:	% of Net Assets
Common Stocks	52.6%
Exchange Traded Funds:
Debt Funds	2.7%
Money Market Funds	44.2%
Other Assets Less Liabilities	0.5%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCKS - 52.6%
	AEROSPACE & DEFENSE - 0.7%
1,140	MSA Safety, Inc.	$107,468

	AUTO MANUFACTURERS - 0.2%
918	General Motors Co.	30,707

	BANKS - 1.6%
4,208	Banco Santander Brasil SA - ADR	46,835
866	Columbia Bank System, Inc.	31,427
2,963	Investors Bancorp, Inc.	30,815
1,862	NBT Bancorp, Inc.	64,407
871	Tompkins Financial Corp.	65,334
		238,818
	BEVERAGES - 2.6%
3,502	PepsiCo, Inc.	386,901

	BIOTECHNOLOGY - 0.2%
484	Gilead Sciences, Inc.	30,274

	BUILDING MATERIALS - 1.6%
4,345	Simpson Manufacturing Co, Inc.	235,195

	CHEMICALS - 0.2%
374	LyondellBasell Industries NV	31,102

	COMMERCIAL SERVICES - 2.6%
9,667	Service Corp. International	389,193

	COSMETICS/PERSONAL CARE - 1.6%
2,525	The Procter & Gamble Co.	232,098

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
3,177	Janus Henderson Group PLC	65,827

	ELECTRIC - 2.4%
5,875	Cia Paranaense De Energia - ADR	46,001
623	CMS Energy Corp.	30,932
3,133	CPFL Energia SA - ADR	46,368
5,845	OGE Energy Corp.	229,066
		352,367
	ENERGY-ALTERNATE SOURCES - 0.5%
4,040	FutureFuel Corp.	64,074

	ENVIRONMENTAL CONTROL - 2.6%
4,375	Waste Management, Inc.	389,331

	FOOD - 0.3%
2,270	Cia Brasileira de Distribuicao - ADR	47,148

	FOREST & PAPER PRODUCTS - 0.3%
2,608	Fibria Celulose SA - ADR	44,884

	GAS - 1.6%
2,518	Atmos Energy Corp.	233,469

	HEALTHCARE-PRODUCTS - 0.7%
6,081	Meridian Bioscience, Inc.	105,566

	HEALTHCARE-SERVICES - 0.7%
2,663	The Ensign Group, Inc.	103,298

	INSURANCE - 3.7%
1,455	Aflac, Inc.	66,290
682	First American Financial Corp.	30,444
4,329	CNO Financial Group, Inc.	64,416
18,482	Old Republic International Corp.	380,175
		541,325

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Shares		Value
	COMMON STOCKS - 52.6% (Continued)
	LODGING - 0.7%
2,658	The Marcus Corp.	$104,991

	MINING - 0.2%
8,418	Tahoe Resources, Inc. *	30,726

	MISCELLANEOUS MANUFACTURING - 2.3%
2,460	Donaldson Co., Inc.	106,739
5,951	Hillenbrand, Inc.	225,721
		332,460
	OIL & GAS - 0.3%
3,952	Petroleo Brasileiro SA - ADR	45,803

	PACKAGING & CONTAINERS - 3.8%
1,902	Greif, Inc.	70,583
16,290	Silgan Holdings, Inc.	384,770
1,972	Sonoco Products Co.	104,772
		560,125
	PHARMACEUTICALS - 2.8%
865	Merck & Co., Inc.	66,095
7,814	Pfizer, Inc.	341,081
		407,176
	REITS - 11.6%
21,566	Apollo Commercial Real Estate Finance, Inc.	359,290
18,265	Armour Residential REIT, Inc.	374,432
53,667	Capstead Mortgage Corp.	357,959
4,772	National Retail Properties, Inc.	231,490
2,275	Simon Property Group, Inc.	382,177
		1,705,348
	RETAIL - 2.7%
972	Dollar General Corp.	105,054
1,235	DSW, Inc.	30,505
1,346	Ruth’s Hospitality Group, Inc.	30,594
2,513	Walmart, inc.	234,086
		400,239
	SEMICONDUCTORS - 0.2%
124	Broadcom, Inc.	31,531

	SOFTWARE - 1.0%
2,427	Cadence Design Systems, Inc. *	105,526
2,224	Materialise NV - ADR *	44,547
		150,073
	TELECOMMUNICATIONS - 0.8%
3,116	KT Corp. - ADR *	44,310
1,177	Verizon Communications, Inc.	66,171
		110,481
	WATER - 1.6%
3,470	American States Water Co.	232,629

	TOTAL COMMON STOCKS (Cost - $8,179,571)	7,740,627

	EXCHANGE TRADED FUNDS - 2.7%
	DEBT FUNDS - 2.7%
7,244	Direxion Daily 20 Plus Year Treasury Bull 3x Shares	140,316
1,091	iShares 20 Plus Year Treasury Bond ETF	132,568
1,724	ProShares Ultra 20 Plus Year Treasury	132,524
	TOTAL EXCHANGE TRADED FUNDS (Cost - $389,817)	405,408

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 44.2%
	MONEY MARKET FUNDS - 44.2%
3,251,766	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.25% (a)	$3,251,766
3,251,766	First American Government Obligations Fund - Class Z 2.32% (a)	3,251,766
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,503,532)	6,503,532

	TOTAL INVESTMENTS - 99.5% (Cost - $15,072,920)	$14,649,567
	OTHER ASSETS LESS LIABILITIES - 0.5%	70,743
	NET ASSETS - 100.0%	$14,720,310

ADR	American Depositary Receipt

*	Non-Income producing investment

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

	FUTURES CONTRACTS
	OPEN LONG AND SHORT FUTURES CONTRACTS
				Unrealized
No. of			Notional Value at	Appreciation/
Contracts	Name	Expiration	December 31, 2018	Depreciation
Long:
3	S&P 500 E-mini	March-19	$375,780	$(3,395)
Short:
(2)	Nasdaq 100 E-mini	March-19	(253,330)	3,025
				$(370)

See accompanying notes to financial statements.

Quantified Market Leaders Fund
Portfolio Review (Unaudited)
December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Years	Five Years	March 18, 2016	August 9, 2013
Quantified Market Leaders Fund - Investor Class	(16.38)%	(13.46)%	6.06%	2.79%	N/A	3.76%
Quantified Market Leaders Fund - Advisor Class	(16.69)%	(14.06)%	N/A	N/A	5.77%	N/A
Wilshire 5000 Total Return Index **	(8.38)%	(5.29)%	9.01%	7.69%	9.66%	9.11%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2018, was 1.76% for Investor Class and 2.36% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Wilshire 5000 Total Return Index is an unmanaged composite of US traded equity securities with readily available price data and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2018 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	9.3%
Money Market Funds	90.8%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 9.3%
	EQUITY FUNDS - 9.3%
22,770	iShares Russell 1000 Growth ETF	$2,980,821
35,688	iShares Russell 1000 Value ETF	3,963,153
17,461	iShares Russell Mid-Cap Growth ETF	1,985,490
12,955	iShares Russell Mid-Cap Value ETF	989,114
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,577,532)	9,918,578

	SHORT-TERM INVESTMENTS - 90.8%
	MONEY MARKET FUNDS - 90.8%
48,548,209	Fidelity Investments Money Market Funds - Government Portfolio - Class I 2.25% (a)	48,548,209
48,548,209	First American Government Obligations Fund - Class Z 2.32% (a)	48,548,209
	TOTAL SHORT-TERM INVESTMENTS (Cost - $97,096,418)	97,096,418

	TOTAL INVESTMENTS - 100.1% (Cost - $107,673,950)	$107,014,996
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(66,301)
	NET ASSETS - 100.0%	$106,948,695

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
Portfolio Review (Unaudited)
December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Years	Five Years	March 18, 2016	August 9, 2013
Quantified Alternative Investment Fund - Investor Class	(3.21)%	(8.89)%	1.51%	0.08%	N/A	1.57%
Quantified Alternative Investment Fund - Advisor Class	(3.62)%	(9.50)%	N/A	N/A	1.49%	N/A
S&P 500 Total Return Index **	(6.85)%	(4.38)%	9.26%	8.49%	9.68%	9.81%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2018, was 2.07% for Investor Class and 2.67% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2018 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	29.2%
Open-End Mutual Funds:
Alternative Funds	23.6%
Equity Funds	0.4%
Money Market Funds	44.7%
Other Assets Less Liabilities	2.1%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	OPEN-END MUTUAL FUNDS - 24.0%
	ALTERNATIVE FUNDS - 23.6%
18,333	AmericaFirst Defensive Growth Fund - Class A	$158,397
1,495	Dreyfus Dynamic Total Return Fund - Class I	22,228
24,723	Gabelli ABC Fund	247,972
22,520	Glenmede Secured Options Portfolio	251,995
10,579	Guggenheim Multi-Hedge Strategies Fund - P Class	251,051
22,408	Infinity Q Diversified Alpha Fund - Investor Class *	261,731
9,749	Nuveen Equity Market Neutral Fund - Class I	263,343
19,583	The Arbitrage Fund - Class I	257,129
16,038	The Merger Fund - Investor Class	248,989
		1,962,835
	EQUITY FUNDS - 0.4%
2,254	Bridgeway Managed Volatility Fund	31,285

	TOTAL OPEN-END MUTUAL FUNDS (Cost - $2,054,941)	1,994,120

	EXCHANGE TRADED FUNDS - 29.2%
	EQUITY FUNDS - 29.2%
2,158	Alerian MLP ETF	18,839
866	Consumer Discretionary Select Sector SPDR Fund	85,743
62	Energy Select Sector SPDR Fund	3,556
4,918	Fidelity MSCI Utilities Index ETF	171,540
8,473	First Trust North American Energy Infrastructure Fund	181,746
1,634	Global X MLP ETF	12,533
1,776	Health Care Select Sector SPDR Fund	153,642
1,951	Invesco Dynamic Media ETF	55,447
403	Invesco S&P 500 Equal Weight Technology ETF	56,754
1,779	Invesco S&P 500 Equal Weight Utilities ETF	157,904
10,735	IQ Merger Arbitrage ETF	340,407
124	iShares Global Energy ETF	3,639
3,069	iShares Global Healthcare ETF	173,859
690	iShares Global Utilities ETF	33,879
430	iShares North American Tech-Multimedia Networking ETF	20,318
209	iShares North American Tech-Software ETF	36,267
216	iShares Transportation Average ETF	35,642
91	iShares U.S. Consumer Services ETF	16,462
69	iShares U.S. Energy ETF	2,150
5,448	iShares US Telecommunications ETF	143,555
1,800	ProShares RAFI Long/Short ETF	64,538
630	ProShares UltraShort Oil & Gas	31,651
921	SPDR SSgA Income Allocation ETF	28,192
4,220	Utilities Select Sector SPDR Fund	223,322
1,415	VanEck Vectors Agribusiness ETF	80,542
277	Vanguard Consumer Discretionary ETF	41,694
48	Vanguard Energy ETF	3,701
665	Vanguard Health Care ETF	106,799
199	Vanguard Industrials ETF	23,961
678	Vanguard Utilities ETF	79,889
1,166	WisdomTree Managed Futures Strategy Fund *	45,194
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,549,962)	2,433,365

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 44.7%
	MONEY MARKET FUNDS - 44.7%
1,859,074	Fidelity Investments Money Market Funds - Government Portfolio - Class I 2.25% (a)	$1,859,074
1,859,074	First American Government Obligations Fund - Class Z 2.32% (a)	1,859,074
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,718,148)	3,718,148

	TOTAL INVESTMENTS - 97.9% (Cost - $8,323,051)	$8,145,633
	OTHER ASSETS LESS LIABILITIES - 2.1%	178,679
	NET ASSETS - 100.0%	$8,324,312

*	Non-Income producing investment

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

	FUTURES CONTRACTS
	OPEN SHORT FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2018	Appreciation
2	NASDAQ 100 E-Mini	March-19	$253,330	$3,010

See accompanying notes to financial statements.

Quantified STF Fund
Portfolio Review (Unaudited)
December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, as compared to its benchmark:

			Annualized
				Since Inception
	Six Months	One Year	Three Year	November 13, 2015
Quantified STF Fund - Investor Class	(5.36)%	(6.93)%	10.33%	9.20%
Quantified STF Fund - Advisor Class	(5.62)%	(7.49)%	9.77%	8.68%
Nasdaq 100 Total Return Index **	(9.59)%	0.04%	12.59%	12.80%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2018, was 1.71% for Investor Class and 2.31% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2018 are as follows:

Holdings by Sector: ^	% of Net Assets
Exchange Traded Funds:
Debt Funds	12.6%
Equity Fund	0.5%
Bonds & Notes	44.9%
Certificates of Deposit	26.5%
Money Market Funds	10.2%
Other Assets less Liabilities	5.3%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	BONDS & NOTES - 44.9%
	AIRLINES - 1.2%
1,000,000	Southwest Airlines Co.	2.6500	11/5/2020	$987,112

	AUTO MANUFACTURERS - 0.6%
500,000	Ford Motor Credit Co. LLC	3.1570	8/4/2020	490,152

	BANKS - 14.9%
1,000,000	Bank of America Corp.	2.1510	11/9/2020	982,325
1,000,000	Bank of New York Mellon Corp.	2.2000	5/15/2019	997,740
1,000,000	Barclays Bank PLC	2.3750	10/27/2020	979,994
1,000,000	Capital One Financial Corp.	2.4500	4/24/2019	998,466
1,000,000	Citigroup, Inc.	2.5000	7/29/2019	996,724
500,000	Credit Suisse Group Funding Guernsey Ltd.	3.1250	12/10/2020	495,340
1,000,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	983,408
1,000,000	HSBC USA, Inc.	2.3500	3/5/2020	990,074
1,000,000	Huntington National Bank	2.2000	4/1/2019	998,085
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	988,829
1,000,000	Skandinaviska Enskilda Banken AB	2.6250	3/15/2021	987,415
1,000,000	Toronto-Dominion Bank	2.5000	3/31/2021	971,921
1,000,000	Wells Fargo & Co.	2.5500	12/7/2020	986,184
				12,356,505

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
1,000,000	International Exchange, Inc.	2.7500	12/1/2020	993,880

	FOOD - 3.6%
1,000,000	General Mills, Inc.	2.2000	10/21/2019	992,591
1,000,000	Kellogg Co.	4.0000	12/15/2020	1,014,825
1,000,000	The Kroger Co.	3.3000	1/15/2021	996,180
				3,003,596

	HEALTHCARE - PRODUCTS - 2.4%
1,000,000	Abbot Laboratories	2.8000	9/15/2020	994,497
1,000,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	990,757
				1,985,254
	HEALTHCARE - SERVICES - 3.6%
1,000,000	Aetna, Inc.	2.2000	3/15/2019	998,593
1,000,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	991,173
1,000,000	UnitedHealth Group, Inc.	2.1250	3/15/2021	979,427
				2,969,193
	INSURANCE - 2.4%
1,000,000	American International Group, Inc.	3.3750	8/15/2020	1,002,641
1,000,000	Prudential Financial, Inc.	2.3500	8/15/2019	995,465
				1,998,106
	INTERNET - 1.2%
1,000,000	Baidu, Inc.	2.7500	6/9/2019	998,351

	LEISURE TIME - 1.2%
1,000,000	Carnival Corp.	3.9500	10/15/2020	1,013,154

	MACHINERY- CONSTRUCTION & MINING - 1.2%
1,000,000	Caterpillar Financial Services Corp.	2.5000	11/13/2020	988,779

	OFFICE/BUSINESS EQUIPMENT - 1.2%
1,000,000	Xerox Corp.	2.8000	5/15/2020	967,242

See accompanying notes to financial statements.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	BONDS & NOTES - 44.9% (Continued)
	PHARMACEUTICALS - 3.6%
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	$977,128
1,000,000	AstraZeneca PLC	1.9500	9/18/2019	992,974
500,000	Mead Johnson Nutrition Co.	3.0000	11/15/2020	498,672
500,000	Medco Health Solutions, Inc.	4.1250	9/15/2020	505,598
				2,974,372
	RETAIL - 1.8%
500,000	Home Depot, Inc.	2.0000	4/1/2021	490,282
1,000,000	McDonald’s Corp.	3.5000	7/15/2020	1,014,175
				1,504,457
	SEMICONDUCTORS - 1.2%
1,000,000	KLA-Tencor Corp.	3.3750	11/1/2019	998,831

	SOVEREIGN - 1.2%
1,000,000	Export-Import Bank of Korea	4.0000	1/29/2021	1,016,508

	TELECOMMUNICATIONS - 2.4%
1,000,000	AT&T, Inc.	2.4500	6/30/2020	987,345
1,000,000	Verizon Communications, Inc.	2.6250	2/21/2020	996,532
				1,983,877

	TOTAL BONDS & NOTES (Cost - $37,699,619)			37,229,369

	CERTIFICATES OF DEPOSIT - 26.5%
	AUTO MANUFACTURERS - 1.2%
1,000,000	BMW Bank of North America	1.6000	1/22/2019	999,614

	BANKS - 24.4%
1,000,000	Ally Bank	2.2000	12/28/2020	983,796
1,000,000	American Express National Bank	2.0500	11/25/2019	993,893
1,000,000	Bar Harbor Bank & Trust	2.2000	12/29/2020	983,681
500,000	Barclays Bank Delaware	1.9500	10/26/2020	490,881
1,000,000	BNB Bank	2.0500	3/28/2019	999,073
500,000	Capital One NA	1.9500	9/28/2020	491,486
750,000	Chemical Bank/Midland MI	2.0000	3/22/2019	749,341
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	974,747
500,000	Compass Bank	1.9000	2/15/2019	499,753
1,000,000	ConnectOne Bank	2.2000	12/28/2020	983,721
1,000,000	Discover Bank	1.9500	10/5/2020	982,652
250,000	FirstBank Puerto Rico	1.9500	10/13/2020	245,557
1,000,000	Goldman Sachs Bank USA/New York NY	2.0500	1/13/2020	984,906
1,000,000	Goldman Sachs Bank USA/New York NY	2.2500	12/9/2020	993,167
1,000,000	HSBC Bank USA NA	1.2500	2/8/2021	999,695
1,000,000	JPMorgan Chase Bank NA	1.5000	2/10/2021	989,879
500,000	Merrick Bank Corp/South Jordan UT	1.9000	10/30/2020	490,289
1,000,000	Morgan Stanley Bank NA	2.3000	1/11/2021	985,346
500,000	MountainOne Bank	2.4000	2/16/2021	493,209
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	982,128
1,000,000	State Bank of India/Chicago IL	2.1500	12/16/2019	993,355
1,000,000	UBS Bank USA	1.6500	6/7/2021	964,641
1,000,000	WebBank	1.2000	2/26/2019	998,337
1,000,000	World’s Foremost Bank	1.7000	6/9/2021	964,566
				20,218,099
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
500,000	Capital One Bank USA NA	1.9500	9/28/2020	491,486

	SAVINGS & LOANS - 0.3%
250,000	Third Federal Savings & Loan Association of Cleveland	1.9500	10/27/2020	245,430

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $22,249,884)			21,954,629

See accompanying notes to financial statements.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 13.1%
	DEBT FUNDS - 12.6%
138,300	Invesco BulletShares 2019 Corporate Bond ETF	$2,912,598
177,700	Invesco BulletShares 2020 Corporate Bond ETF	3,744,139
140,300	Invesco BulletShares 2021 Corporate Bond ETF	2,911,225
8,300	Invesco Ultra Short Duration ETF	415,581
13,800	SPDR Portfolio Short Term Corporate Bond ETF	415,932
		10,399,475
	EQUITY FUND - 0.5%
2,800	Invesco QQQ Trust Series 1	431,928

	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,829,343)	10,831,403

	SHORT-TERM INVESTMENTS - 10.2%
	MONEY MARKET FUNDS - 10.2%
4,228,046	Fidelity Investments Money Market Funds - Government Portfolio - Class I 2.25% (a)	4,228,046
4,228,046	First American Government Obligations Fund - Class Z 2.32% (a)	4,228,046
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,456,092)	8,456,092

	TOTAL INVESTMENTS - 94.7% (Cost - $79,234,938)	$78,471,493
	OTHER ASSETS LESS LIABILITIES - 5.3%	4,404,596
	NET ASSETS - 100.0%	$82,876,089

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

	FUTURES CONTRACTS
	OPEN SHORT FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2018	Appreciation
531	Nasdaq 100 E-Mini	March-19	$67,259,115	$777,608

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2018

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$50,072,258	$15,072,920	$107,673,950	$8,323,051	$79,234,938
At value	$49,485,031	$14,649,567	$107,014,996	$8,145,633	$78,471,493
Deposits with brokers for futures	334,745	41,293	—	164,870	3,236,029
Receivable:
Unrealized appreciation on futures	79,516	3,025	—	3,010	777,608
Securities sold	—	—	—	—	86,527
Dividends and Interest	172,569	35,741	34,926	15,548	344,673
Fund shares sold	1,980	11,348	96,065	177	272,602
Prepaid expenses and other assets	13,285	10,112	95,303	7,981	18,086
Total Assets	50,087,126	14,751,086	107,241,290	8,337,219	83,207,018

Liabilities:
Payables:
Securities purchased	—	—	—	—	83,605
Unrealized depreciation on futures	—	3,395	—	—	—
Investment advisory fees	29,080	9,072	68,668	2,275	69,924
Fund shares redeemed	243,116	8,577	156,215	7,156	130,928
Distributions (12b-1) fees	11,033	9,732	28,691	3,088	17,595
Payable to related parties	11,130	—	23,214	—	18,192
Shareholder service fees - Investor Class	5,808	—	15,807	388	10,685
Total Liabilities	300,167	30,776	292,595	12,907	330,929

Net Assets	$49,786,959	$14,720,310	$106,948,695	$8,324,312	$82,876,089

Net Assets Consist of:
Capital Stock	53,322,969	$16,940,628	131,121,917	8,918,388	$87,467,946
Accumulated losses	(3,536,010)	$(2,220,318)	(24,173,222)	(594,076)	$(4,591,857)
Net Assets	$49,786,959	$14,720,310	$106,948,695	$8,324,312	$82,876,089

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$49,266,687	$14,632,267	$106,585,590	$8,311,658	$82,703,433
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	5,429,236	1,664,261	12,756,242	908,690	8,899,142
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$9.07	$8.79	$8.36	$9.15	$9.29
Advisor Class Shares:
Net Assets	$520,272	$88,043	$363,105	$12,654	$172,656
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	57,408	10,144	43,674	1,398	18,926
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$9.06	$8.68	$8.31	$9.05	$9.12

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2018

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund

Investment Income
Dividends (net of foreign tax withholdings $0, $675, $0, $0 and $0, respectively)	$1,720,831	$127,690	$1,044,838	$99,606	$183,859
Interest	27,032	13,867	191,554	20,933	769,653
Total Investment Income	1,747,863	141,557	1,236,392	120,539	953,512

Expenses
Investment advisory fees	173,538	52,986	427,955	33,714	462,107
Administration fees	60,160	18,368	148,357	11,687	120,148
Distribution (12b-1) fees
Investor	57,304	17,493	141,930	11,220	114,585
Advisor	2,166	679	2,889	72	1,885
Shareholder service fees - Investor Class	34,383	10,495	85,157	6,732	69,128
Total Operating Expenses	327,551	100,021	806,288	63,425	767,853

Net Investment Income	1,420,312	41,536	430,104	57,114	185,659

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	(1,139,110)	(1,050,362)	(10,530,994)	(197,143)	(67,233)
Futures	147,887	(44,764)	—	(23,441)	(7,603,253)
Swaps	—	—	(5,173,692)	—	—
	(991,223)	(1,095,126)	(15,704,686)	(220,584)	(7,670,486)
Net change in unrealized appreciation (depreciation) on:
Investments	(339,922)	(799,495)	(2,117,461)	(124,765)	176,034
Futures	30,985	11,756	—	11,015	3,711,361
Swaps	—	—	(5,070,441)	—	—
	(308,937)	(787,739)	(7,187,902)	(113,750)	3,887,395

Net Realized and Unrealized Loss on Investments, Futures and Swaps	(1,300,160)	(1,882,865)	(22,892,588)	(334,334)	(3,783,091)

Net Increase (Decrease) in Net Assets Resulting From Operations	$120,152	$(1,841,329)	$(22,462,484)	$(277,220)	$(3,597,432)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund		Quantified All-Cap Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31	June 30,	December 31	June 30,
	2018	2018	2018	2018
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations
Net investment income	$1,420,312	$1,005,985	$41,536	$902
Net realized gain (loss) from investments and futures	(991,223)	(993,854)	(1,095,126)	618,216
Net change in unrealized appreciation (depreciation) on investments and futures	(308,937)	(550,213)	(787,739)	305,500
Net Increase (Decrease) in Net Assets Resulting From Operations	120,152	(538,082)	(1,841,329)	924,618

Distributions to Shareholders from:
Net investment income:
Investor Class	—	(959,218)	—	(21,961)
Advisor Class	—	(2,260)	—	—
Net realized gains:
Investor Class	—	—	—	(1,407,420)
Advisor Class	—	—	—	(14,971)
Total Distributions Paid*				—
Investor Class	(988,546)	—	(954,598)	—
Advisor Class	(7,826)	—	(5,655)	—
Total Distributions to Shareholders	(996,372)	(961,478)	(960,253)	(1,444,352)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	55,086,556	101,900,248	7,898,263	7,573,953
Advisor Class	479,841	1,033,718	28,326	91,032
Net asset value of shares issued in reinvestment of distributions
Investor Class	988,545	959,218	954,598	1,429,380
Advisor Class	7,826	2,260	5,655	14,971
Payments for shares redeemed
Investor Class	(46,417,645)	(103,166,775)	(3,624,938)	(6,342,966)
Advisor Class	(373,858)	(877,973)	(100,151)	(21,587)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	9,771,265	(149,304)	5,161,753	2,744,783

Total Increase (Decrease) in Net Assets	8,895,045	(1,648,864)	2,360,171	2,225,049

Net Assets:
Beginning of Period	40,891,914	42,540,778	12,360,139	10,135,090
End of Period **	$49,786,959	$40,891,914	$14,720,310	$12,360,139

* Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

** Net Assets- End of Period includes accumulated net investment income of $998,405 and $16,094 as of June 30, 2018.

Share Activity
Investor Class:
Shares Sold	5,897,070	10,777,446	753,381	713,706
Shares issued in reinvestments of Distributions	110,452	100,547	112,042	134,720
Shares Redeemed	(4,926,972)	(10,915,133)	(342,494)	(591,477)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	1,080,550	(37,140)	522,929	256,949

Advisor Class:
Shares Sold	51,499	109,989	2,641	8,601
Shares issued in reinvestments of Distributions	875	237	672	1,424
Shares Redeemed	(39,727)	(93,464)	(9,066)	(1,967)
Net Increase (decrease) in Shares of Beneficial Interest Outstanding	12,647	16,762	(5,753)	8,058

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31,	June 30,	December 31,	June 30,
	2018	2018	2018	2018
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$430,104	$(421,497)	$57,114	$99,753
Net realized gain (loss) from investments, futures, and swaps	(15,704,686)	13,864,089	(220,584)	172,914
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(7,187,902)	4,599,901	(113,750)	(133,255)
Net Increase (decrease) in Net Assets Resulting From Operations	(22,462,484)	18,042,493	(277,220)	139,412

Distributions to Shareholders from:
Net investment income:
Investor Class	—	(2,066,095)	—	(149,933)
Advisor Class	—	(13,968)	—	(303)
Net realized gains:
Investor Class	—	(7,773,210)	—	(150,508)
Advisor Class	—	(63,242)	—	(474)
Total Distributions Paid*
Investor Class	(14,368,410)	—	(5,603)	—
Advisor Class	(45,422)	—	—	—
Total Distributions to Shareholders	(14,413,832)	(9,916,515)	(5,603)	(301,218)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	98,106,370	114,096,041	1,869,579	4,470,373
Advisor Class	264,858	911,486	3,438	11,952
Net asset value of shares issued in reinvestment of distributions
Investor Class	14,368,358	9,838,837	5,603	300,442
Advisor Class	45,422	77,211	—	777
Payments for shares redeemed
Investor Class	(71,344,028)	(99,776,590)	(2,372,958)	(4,154,090)
Advisor Class	(462,659)	(845,537)	(5,962)	(15,111)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	40,978,321	24,301,448	(500,300)	614,343

Total Increase (Decrease) in Net Assets	4,102,005	32,427,426	(783,123)	452,537

Net Assets:
Beginning of Period	102,846,690	70,419,264	9,107,435	8,654,898
End of Period **	$106,948,695	$102,846,690	$8,324,312	$9,107,435

* Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

** Net Assets- End of Period includes accumulated net investment loss of $3,782,832 and $13,167 as of June 30, 2018.

Share Activity
Investor Class:
Shares Sold	8,482,298	10,043,663	196,053	445,463
Shares issued in reinvestments of Distributions	1,729,044	878,467	621	29,925
Shares Redeemed	(6,287,210)	(8,526,449)	(248,641)	(424,611)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	3,924,132	2,395,681	(51,967)	50,777

Advisor Class:
Shares Sold	22,405	80,861	361	1,229
Shares issued in reinvestments of Distributions	5,493	6,969	—	78
Shares Redeemed	(41,201)	(73,511)	(631)	(1,588)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(13,303)	14,319	(270)	(281)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified STF Fund
	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)
Operations:
Net investment income	$185,659	$126,751
Net realized gain (loss) from investments and futures	(7,670,486)	15,844,697
Net change in unrealized appreciation on investments and futures	3,887,395	3,239,920
Net Increase (decrease) in Net Assets Resulting From Operations	(3,597,432)	19,211,368

Distributions to Shareholders from:
Net investment income:
Investor Class	—	—
Advisor Class	—	—
Net realized gains:
Investor Class	—	(30,779,888)
Advisor Class	—	(76,386)
Total Distributions Paid*
Investor Class	(2,069,028)	—
Advisor Class	(4,245)	—
Total Distributions to Shareholders	(2,073,273)	(30,856,274)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	16,437,046	49,606,368
Advisor Class	110,977	561,091
Net asset value of shares issued in reinvestment of distributions
Investor Class	2,056,810	30,703,153
Advisor Class	4,144	61,460
Payments for shares redeemed
Investor Class	(22,793,419)	(64,776,595)
Advisor Class	(194,050)	(403,388)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(4,378,492)	15,752,089

Total Increase (Decrease) in Net Assets	(10,049,197)	4,107,183

Net Assets:
Beginning of Period	92,925,286	88,818,103
End of Period **	$82,876,089	$92,925,286

* Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

** Net Assets- End of Period includes accumulated net investment income of $126,751 as of June 30, 2018.

Share Activity
Investor Class:
Shares Sold	1,649,468	4,313,471
Shares issued in reinvestments of Distributions	205,681	2,957,915
Shares Redeemed	(2,177,363)	(5,953,202)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(322,214)	1,318,184

Share Activity
Advisor Class:
Shares Sold	10,433	49,788
Shares issued in reinvestments of Distributions	422	6,002
Shares Redeemed	(18,390)	(40,289)
Net Increase in Shares of Beneficial Interest Outstanding	(7,535)	15,501

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class								Advisor Class
	Six Months Ended						Period Ended		Six Months Ended		Year Ended		Period Ended
	December 31,		Year Ended June 30,				June 30,		December 31,		June 30,		June 30,
	2018		2018	2017	2016	2015	2014 (1)		2018		2018	2017	2016 (1)
	(Unaudited)								(Unaudited)

Net asset value, beginning of year or period	$9.31		$9.64	$9.35	$9.35	$10.27	$10.00		$9.28		$9.54	$9.34	$9.04
Activity from investment operations
Net investment income (2)	0.29		0.22	0.22	0.13	0.20	0.15		0.26		0.15	0.14	0.04
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	(0.34)		(0.31)	0.16	0.22	(0.58)	0.20		(0.34)		(0.31)	0.17	0.26
Total from investment operations	(0.05)		(0.09)	0.38	0.35	(0.38)	0.35		(0.08)		(0.16)	0.31	0.30
Distributions to Shareholders:
Net investment income	(0.19)		(0.24)	(0.09)	(0.35)	(0.18)	(0.08)		(0.14)		(0.10)	(0.11)	—
Net realized gains	—		—	—	—	(0.36)	(0.00	) (3)	—		—	—	—
Total distributions	(0.19)		(0.24)	(0.09)	(0.35)	(0.54)	(0.08)		(0.14)		(0.10)	(0.11)	—
Net asset value, end of year or period	$9.07		$9.31	$9.64	$9.35	$9.35	$10.27		$9.06		$9.28	$9.54	$9.34

Total return (4)	(0.56	)% (5)	(0.99)%	4.13%	3.89%	(3.84)%	3.58	% (5)	(0.85	)% (5)	(1.67)%	3.31%	3.32	% (5)
Net assets, end of year or period (in 000s)	$49,267		$40,477	$42,274	$38,693	$32,401	$54,190		$520		$415	$267	$75

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.42	% (7)	1.41%	1.41%	1.44%	1.44%	1.44	% (7)	2.01	% (7)	2.01%	2.01%	2.04	% (7)
Ratio of net investment income to average net assets(6,8)	6.17	% (7)	2.31%	2.31%	1.40%	2.04%	1.69	% (7)	5.48	% (7)	1.59%	1.40%	1.65	% (7)
Portfolio turnover rate	311	% (5)	638%	491%	718%	872%	570	% (5)	311	% (5)	638%	491%	718	% (5)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total return shown assumes the reinvestment of all distributions.

(5)	Not Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified All-Cap Equity Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class								Advisor Class
	Six Months Ended						Period Ended		Six Months Ended		Year Ended		Period Ended
	December 31,		Year Ended June 30,				June 30,		December 31,		June 30,		June 30,
	2018		2018	2017	2016	2015	2014 (1)		2018		2018	2017	2016 (1)
	(Unaudited)								(Unaudited)
Net asset value, beginning of year or period	$10.68		$11.36	$9.65	$9.78	$10.20	$10.00		$10.55		$11.27	$9.64	$9.23
Activity from investment operations:
Net investment income (loss) (2)	0.03		0.00 (9)	0.01	0.03	(0.02)	(0.01)		(0.02)		(0.06)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments and futures	(1.28)		1.12	1.70	(0.16)	0.09 (3)	0.44		(1.25)		1.11	1.70	0.39	(3)
Total from investment operations	(1.25)		1.12	1.71	(0.13)	0.07	0.43		(1.27)		1.05	1.63	0.41
Distributions to Shareholders:
Net investment income	(0.04)		(0.03)	—	—	(0.02)	—		—		—	—	—
Net realized gains	(0.60)		(1.77)	—	—	(0.47)	(0.23)		(0.60)		(1.77)	—	—
Total distributions	(0.64)		(1.80)	—	—	(0.49)	(0.23)		(0.60)		(1.77)	—	—
Net asset value, end of year or period	$8.79		$10.68	$11.36	$9.65	$9.78	$10.20		$8.68		$10.55	$11.27	$9.64

Total return (4)	(11.57	)% (5)	9.93%	17.72%	(1.33)%	0.68%	4.26	% (5)	(11.88	)% (5)	9.37%	16.91%	4.44	% (5)
Net assets, end of year or period (in 000s)	$14,632		$12,192	$10,047	$3,020	$5,915	$6,765		$88		$168	$88	$27

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.42	% (7)	1.42%	1.41%	1.46%	1.45%	1.44	% (7)	2.01	% (7)	2.02%	2.01%	2.04	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	0.59	% (7)	0.01%	0.09%	0.27%	(0.16)%	(0.11	)% (7)	(0.31	)% (7)	(0.59)%	(0.63)%	0.78	% (7)
Portfolio turnover rate	411	% (5)	942%	1,018%	961%	1,429%	1,327	% (5)	411	% (5)	942%	1,018%	961	% (5)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total return shown assumes the reinvestment of all distributions.

(5)	Not Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class										Advisor Class
	Six Months Ended								Period Ended		Six Months Ended		Year Ended		Period Ended
	December 31,		Year ended June 30,						June 30,		December 31,		June 30,		June 30,
	2018		2018	2017		2016		2015	2014 (1)		2018		2018	2017	2016 (1)
	(Unaudited)										(Unaudited)
Net asset value, beginning of year or period	$11.57		$10.87	$9.60		$10.21		$11.09	$10.00		$11.41		$10.76	$9.58	$9.31
Activity from investment operations:
Net investment income (loss) (2)	0.04		(0.06)	0.05		(0.01)		(0.06)	(0.02)		0.00		(0.12)	0.01	0.03
Net realized and unrealized gain (loss) on investments, futures, swaps and other investment companies	(1.94)		2.12	1.46		(0.45)		(0.09)	1.24		(1.91)		2.08	1.44	0.24	(3)
Total from investment operations	(1.90)		2.06	1.51		(0.46)		(0.15)	1.22		(1.91)		1.96	1.45	0.27
Distributions to Shareholders:
Net investment income	(0.12)		(0.29)	(0.24)		—		—	(0.01)		—		(0.24)	(0.27)	—
Net realized gains	(1.19)		(1.07)	—		(0.15)		(0.73)	(0.12)		(1.19)		(1.07)	—	—
Total distributions	(1.31)		(1.36)	(0.24)		(0.15)		(0.73)	(0.13)		(1.19)		(1.31)	(0.27)	—
Net asset value, end of year or period	$8.36		$11.57	$10.87		$9.60		$10.21	$11.09		$8.31		$11.41	$10.76	$9.58

Total return (4)	(16.38	)% (6)	19.35%	15.68	% (5)	(4.46	)% (5)	(1.42)%	12.22	% (6)	(16.69	)% (6)	18.58%	15.05%	2.90	% (6)
Net assets, end of year or period (in 000s)	$106,586		$102,196	$69,960		$74,371		$97,483	$133,898		$363		$650	$459	$58

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7)	1.41	% (8)	1.41%	1.41%		1.44%		1.43%	1.42	% (8)	2.01	% (8)	2.01%	2.01%	2.04	% (8)
Ratio of net investment income (loss) to average net assets(7,9)	(0.77	)% (8)	(0.49)%	0.46%		(0.21)%		(0.58)%	(0.22	)% (8)	0.01	% (8)	(1.02)%	(0.01)%	1.57	% (8)
Portfolio turnover rate	428	% (6)	495%	558%		687%		490%	887	% (6)	428	% (6)	495%	558%	687	% (6)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total returns shown assumes the reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class										Advisor Class
	Six Months Ended								Period Ended		Six Months Ended		Year Ended			Period Ended
	December 31,		Year ended June 30,						June 30,		December 31,		June 30,			June 30,
	2018		2018		2017	2016	2015		2014 (1)		2018		2018	2017		2016 (1)
	(Unaudited)										(Unaudited)
Net asset value, beginning of year or period	$9.46		$9.49		$9.12	$9.50	$10.93		$10.00		$9.39		$9.42	$9.12		$8.91
Activity from investment operations:
Net investment income (loss) (2)	0.06		0.10		0.05	0.00	0.03		0.02		0.03		0.06	(0.06)		(0.06)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(0.36)		0.19		0.32	(0.26)	(0.38)		1.15		(0.37)		0.17	0.36		0.27	(3)
Total from investment operations	(0.30)		0.29		0.37	(0.26)	(0.35)		1.17		(0.34)		0.23	0.30		0.21
Distributions to Shareholders:
Net investment income	(0.01)		(0.16)		— (4)	(0.04)	—		(0.06)		—		(0.10)	—	(4)	—
Net realized gains	—		(0.16)		—	(0.08)	(1.08)		(0.18)		—		(0.16)	—		—
Total distributions	(0.01)		(0.32)		— (4)	(0.12)	(1.08)		(0.24)		—		(0.26)	—	(4)	—
Net asset value, end of year or period	$9.15		$9.46		$9.49	$9.12	$9.50		$10.93		$9.05		$9.39	$9.42		9.12

Total return (5)	(3.21	)% (7)	2.79	% (11)	4.09%	(2.75)%	(3.33	)% (6)	11.70	% (7)	(3.62	)% (7)	2.25%	3.31	% (6)	2.36	% (6,7)
Net assets, end of year or period (in 000s)	$8,312		$9,092		$8,637	$3,938	$8,068		$10,851		$13		$16	$18		$22

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (8)	1.42	% (9)	1.41%		1.43%	1.44%	1.42%		1.42	% (9)	2.01	% (9)	2.01%	2.03%		2.04	% (9)
Ratio of net investment income(loss) to average net assets (8,10)	1.06	% (9)	1.03%		0.49%	0.02%	0.30%		0.25	% (9)	0.63	% (9)	0.64%	(0.65)%		(2.17	)% (9)
Portfolio turnover rate	291	% (7)	553%		625%	687%	1,040%		1,071	% (7)	291	% (7)	553%	625%		687	% (7)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Represents less than $0.01 per share.

(5)	Total returns shown assumes the reinvestment of all distributions.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class						Advisor Class
	Six Months Ended		Year Ended		Period Ended		Six Months Ended		Year Ended		Period Ended
	December 31,		June 30,		June 30,		December 31,		June 30,		June 30,
	2018		2018	2017	2016 (1)		2018		2018	2017	2016 (1)
	(Unaudited)						(Unaudited)
Net asset value, beginning of year or period	$10.05		$11.22	$8.25	$10.00		$9.88		$11.14	$8.24	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.02		0.01	— (8)	(0.01)		(0.01)		(0.05)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(0.54)		2.82	2.97	(1.74)		(0.53)		2.79	2.98	(1.75)
Total from investment operations	(0.52)		2.83	2.97	(1.75)		(0.54)		2.74	2.91	(1.76)
Distributions to Shareholders:
Net investment income	(0.02)		—	— (8)	—		—		—	(0.01)	—
Net realized gains	(0.22)		(4.00)	—	—		(0.22)		(4.00)	—	—
Total distributions	(0.24)		(4.00)	— (8)	—		(0.22)		(4.00)	(0.01)	—
Net asset value, end of year or period	$9.29		$10.05	$11.22	$8.25		$9.12		$9.88	$11.14	$8.24

Total return (3,4)	(5.36	)% (4)	24.06%	36.01%	(17.50	)% (4)	(5.62	)% (4)	23.31%	35.32%	(17.60	)% (4)
Net assets, end of year or period (in 000s)	$82,703		$92,664	$88,696	$82,320		$173		$261	$122	$14

Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.67	% (5)	1.66%	1.66%	1.69	% (5)	2.26	% (5)	2.26%	2.26%	2.29	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	0.41	% (5)	0.12%	(0.04)%	(0.13	)% (5)	(0.21	)% (5)	(0.46)%	(0.80)%	(0.25	)% (5)
Portfolio turnover rate	20	% (4)	72%	41%	59	% (4)	20	% (4)	72%	41%	59	% (4)

(1)	The Fund commenced operations on November 13, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2018

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified STF, which is non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund currently offers two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value (“NAV”).

The Funds’ Investor Class commenced operations on August 9, 2013 and the Advisor Class commenced operations on March 18, 2016, except for both classes of Quantified STF Fund which commenced operation on November 13, 2015 and their investment objectives are as follows:

-	Quantified Managed Income Fund – seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk.

-	Quantified All-Cap Equity Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Market Leaders Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Alternative Investment Fund – seeks high total return from alternative investment vehicles on an annual basis consistent with high tolerance for risk.

-	Quantified STF Fund – seeks high appreciation on an annual basis consistent with high tolerance for risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees. Total return swaps on exchange-listed securities shall be

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund invests in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$10,185,543	$—	$—	$10,185,543
Exchange Traded Funds	33,698,433	—	—	33,698,433
Short-Term Investments	5,601,055	—	—	5,601,055
Total	$49,485,031	$—	$—	$49,485,031
Derivatives
Futures Contracts	$79,516	$—	$—	$79,516
Total Assets	$49,564,547	$—	$—	$49,564,547

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Quantified All-Cap Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$7,740,627	$—	$—	$7,740,627
Exchange Traded Funds	405,408	—	—	405,408
Short-Term Investments	6,503,532	—	—	6,503,532
Total	$14,649,567	$—	$—	$14,649,567
Liabilities
Derivatives
Futures Contracts	$(370)	$—	$—	$(370)

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$9,918,578	$—	$—	$9,918,578
Short-Term Investments	97,096,418	—	—	97,096,418
Total	$107,014,996	$—	$—	$107,014,996

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Open-End Mutual Funds	$1,994,120	$—	$—	$1,994,120
Exchange Traded Funds	2,433,365	—	—	2,433,365
Short-Term Investments	3,718,148	—	—	3,718,148
Total	$8,145,633	$—	$—	$8,145,633
Derivatives
Futures Contracts	$3,010	$—	$—	$3,010
Total Assets	$8,148,643	$—	$—	$8,148,643

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes *	$—	$37,229,369	$—	$37,229,369
Certificates of Deposit	—	$21,954,629	—	21,954,629
Exchange Traded Funds	$10,831,403	—	—	10,831,403
Short-Term Investments	8,456,092	—	—	8,456,092
Total	$19,287,495	$59,183,998	$—	$78,471,493
Derivatives
Futures Contracts	$777,608	$—	$—	$777,608
Total Assets	$20,065,103	$59,183,998	$—	$79,249,101

*	Refer to each of the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the six months ended December 31, 2018.

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting year.

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Exchange Traded Funds – Each Fund invests in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps. Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the six months ended December 31, 2018, Quantified Market Leaders Fund entered into total return swaps.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2016 – 2018) or expected to be taken in the Funds’ June 30, 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the six months ended December 31, 2018 for the Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$137,812,488	$131,809,181
Quantified All-Cap Equity Fund	49,259,058	51,091,923
Quantified Market Leaders Fund	332,990,078	392,296,475
Quantified Alternative Investment Fund	19,222,619	22,752,954
Quantified STF Fund	15,074,391	25,048,796

4.	IMPACT OF DERIVATIVES ON THE STATEMENTS OF ASSETS AND LIABILITIES AND STATEMENTS OF OPERATIONS

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2018:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation on Futures
Futures	Unrealized depreciation on Futures

At December 31, 2018, the fair value of derivative instruments was as follows:

	Asset derivatives

Quantified Managed Income Fund	Futures - Interest Rate Contracts	$79,516
Quantified Alternative Investment Fund	Futures - Equity Contracts	3,010
Quantified STF Fund	Futures - Equity Contracts	777,608

	Liability derivatives

Quantified All-Cap Equity Fund	Futures - Equity Contracts	$(370)

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Transactions in derivative instruments during the six months ended December 31, 2018, were as follows:

		Equity/Interest
		Rate Contracts
Quantified Managed Income Fund	Realized gain (loss) (1)
Interest Rate Risk	Futures	$147,887
	Change in unrealized appreciation (depreciation) (2)
	Futures	$30,985

Quantified All-Cap Equity Fund	Realized gain (loss) (1)
Equity Risk	Futures	$(44,764)
	Change in unrealized appreciation (depreciation) (2)
	Futures	$11,756

Quantified Market Leaders Fund	Realized gain (loss) (1)
Equity Risk	Swaps	$(5,173,692)
	Change in unrealized appreciation (depreciation) (2)
	Swaps	$(5,070,441)

Quantified Alternative Investment Fund	Realized gain (loss) (1)
Equity Risk	Futures	$(23,441)
	Change in unrealized appreciation (depreciation) (2)
	Futures	$11,015

Quantified STF Fund	Realized gain (loss) (1)
Equity Risk	Futures	$(7,603,253)
	Change in unrealized appreciation (depreciation) (2)
	Futures	$3,711,361

(1) Statement of Operations location: Net realized gain (loss) on futures, Net realized gain (loss) on swap contracts.

(2) Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swap contracts.

Associated Risk

The derivative instruments outstanding as of December 31, 2018 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: Each Fund may invest in swap contracts (the “Product”) with Credit Suisse as the counterparty. If Credit Suisse becomes insolvent, Credit Suisse may not be able to make any payments under the zProduct and investors may lose their capital invested in the Product. A decline in Credit

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Suisse’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on future contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2018.

Quantified Managed Income Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of Assets	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Futures Contracts	$79,516	$—	$79,516	$—	—	$79,516

Quantified All-Cap Equity Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statements of	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	Assets & Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(370)	$—	$(370)	$—	$370	$—

Quantified Alternative Investment Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of	Statements of Assets	in the Statements of	Financial	Cash Collateral
Description	Assets & Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$3,010	$—	$3,010	$—	$—	$3,010

Quantified STF Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
		Statements of Assets	the Statements of	Financial	Cash Collateral
Description		& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$777,608	$—	$777,608	$—	$—	$777,608

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays Advisor fees accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at an annual rate of 0.75%, except for Quantified STF which pays 1.00%. For the six months ended December 31, 2018, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$173,538
Quantified All-Cap Equity Fund	52,986
Quantified Market Leaders Fund	427,955
Quantified Alternative Investment Fund	33,714
Quantified STF Fund	462,107

Gemini Fund Services, LLC (“GFS”), GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of GFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which a Fund pays fees to the Ceros Financial Services, Inc. (“Ceros” or “Distributor”) for providing distribution and/or shareholder services to the Fund. Under the Plans, Investor Class shares of a Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the six months ended December 31, 2018, pursuant to the Rule 12b-1 Plan, each Fund accrued:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$57,304	$2,166	$59,470
Quantified All-Cap Equity Fund	17,493	679	18,172
Quantified Market Leaders Fund	141,930	2,889	144,819
Quantified Alternative Investment Fund	11,220	72	11,292
Quantified STF Fund	114,585	1,885	116,470

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each fund. The Servicing Plan provides that a monthly service fee is calculated by the Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing and distribution-related activities or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the six months ended December 31, 2018, pursuant to the Shareholder Services Agreement, each Fund paid:

Investor Class
Quantified Managed Income Fund	$34,383
Quantified All-Cap Equity Fund	10,495
Quantified Market Leaders Fund	85,157
Quantified Alternative Investment Fund	6,732
Quantified STF Fund	69,128

During the six months ended December 31, 2018, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund and received $52,831, $29,235, $53,168, $7,430 and $10,538 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $20,000 per year through June 30, 2018; then at an annual rate of $30,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at December 31, 2018, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Quantified Managed Income Fund	$50,178,576	$360,493	$(1,054,038)	$(693,545)
Quantified All-Cap Equity Fund	15,176,893	25,343	(552,669)	(527,326)
Quantified Market Leaders Fund	107,825,704	—	(810,708)	(810,708)
Quantified Alternative Investment Fund	8,378,238	13,067	(245,672)	(232,605)
Quantified STF Fund	79,262,936	5,617	(797,060)	(791,443)

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

8.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended December 31, 2018 and June 30, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
Quantified Managed Income Fund	$961,478	$—	$—	$961,478
Quantified All-Cap Equity Fund	1,444,352	—	—	1,444,352
Quantified Market Leaders Fund	9,915,897	618	—	9,916,515
Quantified Alternative Investment Fund	251,468	49,750	—	301,218
Quantified STF Fund	12,466,339	18,389,935	—	30,856,274

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
Quantified Managed Income Fund	$479,251	$—	$—	$479,251
Quantified All-Cap Equity Fund	—	—	—	—
Quantified Market Leaders Fund	1,572,651	—	—	1,572,651
Quantified Alternative Investment Fund	3,589	—	—	3,589
Quantified STF Fund	6,732	—	—	6,732

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$993,595	$—	$(1,304,229)	$(1,995,533)	$(353,623)	$(2,659,790)
Quantified All-Cap Equity Fund	309,096	—	—	—	272,168	581,264
Quantified Market Leaders Fund	11,396,342	—	—	—	1,306,752	12,703,094
Quantified Alternative Investment Fund	—	—	(203,413)	—	(107,840)	(311,253)
Quantified STF Fund	643,855	1,402,469	—	—	(967,476)	1,078,848

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Section 1256 and swaps contracts, and adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Quantified Alternative Investment Fund incurred and elected to defer such late year losses of $13,167.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Quantified Managed Income Fund and Quantified Alternative Investment Fund incurred and elected to defer such capital losses of $1,304,229 and $190,246, respectively.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

At June 30, 2018, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total	Capital Loss Carry Forwards Utilized
Quantified Managed Income Fund	$1,144,329	$851,204	$1,995,533	$319,063
Quantified All-Cap Equity Fund	—	—	—	—
Quantified Market Leaders Fund	—	—	—	—
Quantified Alternative Investment Fund	—	—	—	267,306
Quantified STF Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, equalization debits and tax adjustments for swap contracts, real estate investment trusts, passive foreign investment companies, and C-Corporation return of capital distributions resulted in reclassification for the year ended June 30, 2018 was as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Quantified Managed Income Fund	$2,701	$(7,225)	$4,524
Quantified All-Cap Equity Fund	—	34,955	(34,955)
Quantified Market Leaders Fund	—	(643,667)	643,667
Quantified Alternative Investment Fund	(13,477)	13,382	95
Quantified STF Fund	—	—	—

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2018, E*Trade Savings Bank held approximately 83.92% of the Quantified Managed Income Fund, 89.75% of the Quantified All-Cap Equity Fund, 85.31% of the Quantified Market Leaders Fund, 80.81% of the Quantified Alternative Investment Fund and 85.59% of the Quantified STF Fund, for the benefit of its customers.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Fund currently invests a portion of their assets in the corresponding investments. The Fund may redeem its investment from the investments at any time if the Advisor determines that it is in the best interest of the Fund and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

Fund	Investment	Percentage of Net Assets
Quantified Market Leaders Fund	Fidelity Investments Money Market Funds - Government Portfolio	45.4%
	First American Government Obligations Fund	45.4%

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

11.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

QUANTIFIED FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2018

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
					Ending
	Fund’s	Beginning	Ending	Expenses	Account	Expenses
	Annualized	Account Value	Account Value	Paid During	Value	Paid During
	Expense Ratio	7/1/18	12/31/18	Period*	12/31/18	Period*

Quantified Managed Income Fund
Investor Class	1.42%	$1,000.00	$ 994.40	$ 7.14	$1,018.05	$ 7.22
Advisor Class	2.01%	$1,000.00	$ 991.50	$10.09	$1,015.07	$10.21
Quantified All-Cap Equity Fund
Investor Class	1.42%	$1,000.00	$884.30	$ 6.74	$1,018.05	$ 7.22
Advisor Class	2.01%	$1,000.00	$881.20	$9.53	$1,015.07	$10.21
Quantified Market Leaders Fund
Investor Class	1.41%	$1,000.00	$ 836.20	$ 6.53	$1,018.10	$ 7.17
Advisor Class	2.01%	$1,000.00	$ 833.10	$9.29	$1,015.07	$10.21
Quantified Alternative Investment Fund
Investor Class	1.42%	$1,000.00	$ 967.90	$ 7.04	$1,018.05	$ 7.22
Advisor Class	2.01%	$1,000.00	$ 963.80	$9.95	$1,015.07	$10.21
Quantified STF Fund Investor Class
Investor Class	1.67%	$1,000.00	$ 946.80	$ 8.19	$1,016.79	$ 8.49
Advisor Class	2.26%	$1,000.00	$ 943.80	$11.07	$1,013.81	$11.47

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Annual Approval of Investment Advisory and Sub-Advisory Agreement – Quantified Funds (Unaudited)

At a meeting held on June 4 and 5, 2018, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the annual renewal of the investment advisory agreement (the “Advisory Agreement”) between the Advisors Preferred LLC (the “Adviser”) and the Trust and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “FPI”), on behalf of the Quantified All-Cap Equity Fund, Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund, (together the “Quantified Funds”) .

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials covering, but not limited to, the following: the nature, extent and quality of the services provided by the investment adviser to the Quantified Funds; the investment performance of the Quantified Funds and the investment adviser; the costs of the services to be provided to the Quantified Funds; the extent to which economies of scale benefit shareholders; and the profits to be realized by the adviser and its affiliates from the relationship with the Quantified Funds.

In its consideration of the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any single factor as controlling. Matters considered by the Trustees in connection with their approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Trustees reviewed the Adviser’s and the Sub-Adviser’s Form ADVs, a description of the manner in which investment decisions are made for the Quantified Funds by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser, a review of the experience of professional personnel performing services for each of the Quantified Funds, including the team of individuals that primary monitor and execute the investment and administration processes, respectively, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching their conclusions, the Trustees considered that the Adviser generally provides management and operational oversight of the Sub-Adviser. They also considered that the Adviser continues to provide numerous high-quality services to the Sub-Adviser, including the ongoing monitoring and evaluation of the performance of the Quantified Funds, various administrative services, trade execution, and extensive compliance review and assistance. The Trustees also considered that the Adviser has not reported any material compliance or regulatory matters, and the financial resources of the Adviser. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Quantified Funds were satisfactory and reliable.

With respect to the Sub-Adviser, the Trustees considered the experience and performance of the Sub-Adviser’s portfolio management team, research staff, and compliance program. The Board considered that the Sub-Adviser employs a continuous investment program on behalf of each of the Quantified Funds and also uses the Quantified Funds as part of investment strategies and portfolios it offers to its clients as part of a wrap fee advisory arrangement or to other clients via separate accounts, as well as to the public. The Trustees reviewed the financial resources of the Sub-Adviser. The Board also considered the Sub-Adviser’s practices with respect to monitoring compliance for each of the Quantified Funds and recent responses to regulatory inquiries and found that the Sub-Adviser has devoted appropriate resources to compliance. The Trustees noted that the Sub-Adviser has made senior people available and that the Board has a strong relationship with key personnel participating in Board Meetings and familiarity with the operations of FPI. The Trustees appreciated the proactive models and strategies which enhance performance. The Trustees reflected that the loss in one portfolio manager had minimal effect on the Quantified Funds due to the quick replacement with a seasoned individual.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, financial resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services provided by Sub-Adviser to each of the Funds were satisfactory and reliable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and therefore does not directly control the performance of the Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Funds, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the Funds’ investment objectives and appears to be carrying out its functions appropriately.

With respect to the performance results from the Sub-Adviser’s daily management and investment strategies, the Board considered the performance of each of the Funds compared to their primary benchmark index and Morningstar category for various periods. The Trustees considered performance comparison information provided by the Adviser, using it as the primary source of relative performance. The Trustees also reviewed the Sub-Adviser’s strategy and explanations for over/under performance.

With respect to the Quantified Managed Income Fund, the Trustees noted the Fund outperformed the Bloomberg Barclay Aggregate Bond Index benchmark by 0.36% during the last 12 months ended April 30, 2018 and by 0.49% for the three year period. The Trustees noted the Fund was slightly outperforming the Morningstar Intermediate Term Bond category for both the 12 month period and the three year period. They noted that since inception performance relative to the benchmark was negative, but that recent performance of the Fund has improved as a result of changes in the Fund’s investment strategy.

With respect to the Quantified All-Cap Equity Fund, the Trustees noted that the Fund underperformed the S&P 500 Index by 8.19% during the 12 months ended April 30, 2018 and by 5.29% for the three year period. The Trustees also noted the Quantified All-Cap Equity Fund lagged the Morningstar Mid-Cap Blend category for the 12 month and three year period, and acknowledged that FPI was researching alternatives to suggest for the Fund’s benchmark index. The Trustees further noted the Fund does not follow an index-tracking and therefore, swings in performance are to be expected.

For the Quantified Alternative Investment Fund, the Board noted the Fund underperformed the S&P 500 Index by 9.16% and 9.69% for the 12 month and three year period respectively. They further noted the Fund outperformed the Morningstar Multi-Alternative category by 1.63% during the last 12 months ended April 30, 2018, and by 0.17% for the three year period. The Board acknowledged that the S&P 500 Index does not correspond to the Fund’s investment strategy and noted that the Sub-Adviser is considering requesting a change in the benchmark index given the somewhat novel nature of the Fund’s strategy.

With regards to the Quantified Market Leaders Fund, the Board noted that the Fund lagged the Wilshire 5000 Index by 2.33% and by 2.48% respectively for the 12 months ended April 30, 2018 and three year period respectively. The Trustees noted the Fund lagged the Morningstar Large-Cap Growth category for both periods. The Trustees further noted that like other Funds in the group, the Fund does not follow an index-tracking and therefore, swings in performance are to be expected.

For the Quantified STF Fund, the Board noted that the Fund generated strong returns for the one and three year periods, but the Fund lagged its benchmark, the NASDAQ 100 Total Return Index, by 1.84% during the last 12 months ended April 30, 2018 and 7.09% since inception. The Trustees also noted the Fund slightly lagged the Morningstar Equity L/S category for the 12 month period.

The Trustees noted that with respect to the Quantified Funds the recent one-year performance returns were improved over previous periods, and changes in benchmark indexes were being considered. The Board concluded that the overall performance of each of the Quantified Funds was not unsatisfactory.

Fees and Expenses. As to the costs of the services rendered to each Quantified Fund by each of the Adviser and Sub-Adviser, the Trustees considered a comparison of the level of advisory fees and total operating expenses charged by each Fund to funds in each Fund’s Morningstar Category. The Trustees noted that the Adviser does not advise any investment vehicle with investment objectives and strategies substantially similar to the Funds and that the Sub-Adviser charged higher fees to client accounts with investment mandates similar to those of the Funds.

With respect to the Quantified Managed Income Fund, the Trustees considered that the advisory fee of 0.75% and total expense ratio of 1.78% (Investor Class shares) were within the range of the fees of the comparable funds and classes in the Morningstar Intermediate Term Bond category. The Trustees noted that Advisor Class shares expense ratio of 2.38% was above the average but less than the maximum fees of similar classes in the Morningstar Intermediate Term Bond category and concluded expenses were nonetheless reasonable.

With respect to the Quantified All-Cap Equity Fund, the Trustees considered that the advisory fee of 0.75% and total expense ratio of 1.51% (Investor Class shares) was slightly higher than the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Mid Cap Blend category. The Trustees noted that Advisor Class shares expense ratio of 2.11% was within range of the average of similar classes within the Morningstar Mid Cap Blend category.

With respect to the Quantified Alternative Investment Fund, the Trustees considered that the advisory fee of 0.75% and total expense ratio of 2.10% (Investor Class shares) and 2.70% (Advisor Class shares) were lower than the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Multi-Alternative category.

With respect to the Quantified Market Leaders Fund, the Trustees considered that the advisory fee of 0.75% and total expense ratio of 1.69% (Investor Class shares) were lower than the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Mid Cap Growth category. The Trustees noted that Advisor Class shares expense ratio of 2.29% was within the range of similar classes in the Morningstar Mid Cap Growth category.

With respect to the Quantified STF Fund, the Trustees considered that the advisory fee of 1.00% and total expense ratio of 1.69% (Investor Class shares) and 2.29% (Advisor Class shares) were within range of advisory fees and within range of the average of the total expenses of the comparable funds and classes in the Morningstar Large-Cap Growth category.

The Board concluded that the management fee and overall expenses charged by each of the Quantified Funds were not unreasonable. They further noted that the fees were not excessive and aligned with comparable funds. The Board also considered the allocation of the responsibilities as between the Adviser and Sub-Adviser, noting that the Sub-Adviser is responsible for the management of each Quantified Fund’s portfolio and the Adviser provides oversight and support services to the Sub-Adviser as well as trade execution. The Trustees reviewed the fees payable to each of the Adviser and Sub-Adviser, considered the allocation of the advisory fee payable to each Quantified Fund and the portion retained by the Adviser. The Trustees further noted that the Adviser will retain between 0.20% and 0.25% of the gross advisory fee for its services to each Quantified Fund, with the portion of the management fee retained by the Adviser decreasing slightly as the assets of each Quantified Fund, respectively, increase. The Board concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by the Adviser was not unreasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively.

Profitability. The Board considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether profits from each Quantified Fund, if any, are reasonable in light of the services provided to the Quantified Funds. The Board considered that at current asset levels and after payment of sub-advisory fees to FPI, the Advisor continued to operate at a loss or at only a very slight profit with respect to each Quantified Fund; and operated at a loss or at only a very slight profit with respect to each Quantified Fund after including the totality of services. For the Sub-Adviser, the Board considered that with respect to sub-advisory services for each Quantified Fund, FPI also operated at a loss. The Trustees also considered that the Sub-Adviser receives revenue for certain shareholder services it provides to the Quantified Funds, noting that the level of such compensation did not appear to be unreasonable in relation to the services rendered, and further that with inclusion of this revenue, the Sub-Adviser’s relationship with each Quantified Fund was at best only marginally profitable at current asset levels. The Board concluded that the Adviser’s and Sub-Adviser’s level of profitability from each Quantified Fund was not excessive.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Quantified Funds. The Adviser stated they believe economies of scale will not be reached until assets reach a potential minimum of $300 to $ 500 million per fund, and economies of scale would be revisited when assets reach those levels.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement and the Sub-Advisory Agreement, respectively, as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval for an additional one-year period was in the best interests of each of the Quantified Funds and their current and future shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of each of the Quantified Fund’s surrounding circumstances.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 3/4/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date ___3/4/19

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 3/4/19